Related Party Transactions - Schedule Of Related Party Transactions (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Revenue from Related Parties	¥ 777,369	$ 119,137,000	¥ 688,307	¥ 630,511
Related Party Transaction, Amounts of Transaction	63,878	9,790	41,734	65,292
Public cloud services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	119,011	18,239,000	109,177	77,732
Public cloud services [Member] | Cheetah Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	3,111	477,000	8,579	6,202
Public cloud services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	655,165	100,408,000	570,431	546,577
Other Services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	82	13,000	120
Purchase of services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,177	334	2,707	18,868
Interest expense on loan [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			4,925	25,111
Rental of office space and administrative services [Member] | Kingsoft Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	13,801	2,115	24,524	¥ 21,313
Rental of office space and administrative services [Member] | Xiaomi Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 47,900	$ 7,341	¥ 9,578